Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,761,000
Previously Paid Amount	0.00
Total Fee Amount	422.71
Total Offset Amount	0.00
Net Fee	422.71
Narrative - Max Aggregate Offering Price	$ 2,761,000
Final Prospectus	true